IMPACTS ON APPLICATION OF NEW STANDARDS - Lease Liability (Details) - COP ($) $ in Millions		12 Months Ended
	Jan. 01, 2019	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Quantitative Information About Liabilities For Leased Assets [Line Items]
Lease liabilities		$ 1,831,585
low-value leases		6,843
Adoption of IFRS 16
Disclosure Of Quantitative Information About Liabilities For Leased Assets [Line Items]
Operating lease commitments disclosed as of December 31, 2018			$ 3,993,490
Lease liabilities	$ 1,848,833	$ 1,831,585	$ 1,848,833
Current lease liabilities	7,356
Non-current lease liabilities	1,841,477
short-term leases	3,633
low-value leases	$ 5,040